UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Class AAA - GABUX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. Those companies must derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that Gabelli Funds, LLC, the Adviser, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments and look for companies that have proven dividend records and sound financial structures. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$71	1.40%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,411	10,742	9,710	9,480
6/16	10,807	11,171	12,766	10,882
6/17	11,277	13,170	13,081	11,219
6/18	11,569	15,063	13,527	11,888
6/19	12,979	16,632	16,101	13,667
6/20	11,633	17,881	15,762	12,834
6/21	14,127	25,175	18,247	15,150
6/22	14,551	22,501	20,857	16,484
6/23	14,017	26,910	20,089	16,422
6/24	14,201	33,519	21,660	17,901

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	4.59%	1.30%	1.84%	3.57%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

Fund Statistics

  Total Net Assets$1,452,187,602
  Number of Portfolio Holdings220
  Portfolio Turnover Rate0%
  Management Fees$7,382,681

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.7%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GABUX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABUX-24-SATSR

The Gabelli Utilities Fund

Class C - GUXPX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. Those companies must derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that Gabelli Funds, LLC, the Adviser, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments and look for companies that have proven dividend records and sound financial structures. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$64	1.28%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class C	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,237	10,742	9,710	9,480
6/16	10,430	11,171	12,766	10,882
6/17	10,705	13,170	13,081	11,219
6/18	10,790	15,063	13,527	11,888
6/19	11,906	16,632	16,101	13,667
6/20	10,499	17,881	15,762	12,834
6/21	12,541	25,175	18,247	15,150
6/22	12,688	22,501	20,857	16,484
6/23	12,007	26,910	20,089	16,422
6/24	11,951	33,519	21,660	17,901

The Class C1 Share NAVs are used to calculate performance for the periods prior to the issuance of Class C Shares on September 1, 2022.  The actual performance of Class C Shares would have been the same due to the identical fees and expenses associated with this class of shares.

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	3.15%	(0.47)%	1.05%	2.78%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

Fund Statistics

  Total Net Assets$1,452,187,602
  Number of Portfolio Holdings220
  Portfolio Turnover Rate0%
  Management Fees$7,382,681

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.7%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GUXPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GUXPX-24-SATSR

The Gabelli Utilities Fund

Class C1 - GAUCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. Those companies must derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that Gabelli Funds, LLC, the Adviser, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments and look for companies that have proven dividend records and sound financial structures. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C1	$3,488,435,200	70152048.53%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	0	0	0
6/15	0	0	0
6/16	0	0	0
6/17	0	0	0
6/18	0	0	0
6/19	0	0	0
6/20	0	0	0
6/21	0	0	0
6/22	0	0	0
6/23	0	0	0
6/24	0	0	0

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

Fund Statistics

  Total Net Assets$1,452,187,602
  Number of Portfolio Holdings220
  Portfolio Turnover Rate0%
  Management Fees$7,382,681

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.7%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C1 - GAUCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUCX-24-SATSR

The Gabelli Utilities Fund

Class I - GAUIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. Those companies must derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that Gabelli Funds, LLC, the Adviser, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments and look for companies that have proven dividend records and sound financial structures. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$59	1.15%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,429	10,742	9,710	9,480
6/16	10,852	11,171	12,766	10,882
6/17	11,347	13,170	13,081	11,219
6/18	11,681	15,063	13,527	11,888
6/19	13,125	16,632	16,101	13,667
6/20	11,801	17,881	15,762	12,834
6/21	14,378	25,175	18,247	15,150
6/22	14,843	22,501	20,857	16,484
6/23	14,342	26,910	20,089	16,422
6/24	14,561	33,519	21,660	17,901

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	4.81%	1.53%	2.10%	3.83%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

Fund Statistics

  Total Net Assets$1,452,187,602
  Number of Portfolio Holdings220
  Portfolio Turnover Rate0%
  Management Fees$7,382,681

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.7%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GAUIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUIX-24-SATSR

The Gabelli Utilities Fund

Class A - GAUAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. Those companies must derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that Gabelli Funds, LLC, the Adviser, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments and look for companies that have proven dividend records and sound financial structures. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$71	1.40%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class A	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	9,330	10,742	9,710	9,480
6/16	9,600	11,171	12,766	10,882
6/17	9,442	13,170	13,081	11,219
6/18	9,129	15,063	13,527	11,888
6/19	9,653	16,632	16,101	13,667
6/20	8,155	17,881	15,762	12,834
6/21	9,333	25,175	18,247	15,150
6/22	9,061	22,501	20,857	16,484
6/23	8,226	26,910	20,089	16,422
6/24	7,855	33,519	21,660	17,901

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	(1.38)%	(4.51)%	0.62%	2.96%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%
Lipper Utility Fund Average	8.50%	9.01%	5.55%	6.00%

Fund Statistics

  Total Net Assets$1,452,187,602
  Number of Portfolio Holdings220
  Portfolio Turnover Rate0%
  Management Fees$7,382,681

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NextEra Energy Inc.	8.9%
National Fuel Gas Co.	5.8%
Southwest Gas Holdings Inc.	3.7%
The AES Corp.	3.6%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.3%
WEC Energy Group Inc.	2.8%
ONEOK Inc.	2.7%
Eversource Energy	2.6%
Otter Tail Corp.	2.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.7%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GAUAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUAX-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2024

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was 4.6% compared with a total return of 9.4% for the Standard & Poor’s (S&P) 500 Utilities Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Utilities Fund

Energy and Utilities	86.6%
Communications	8.3%
Other	4.8%
U.S. Government Obligations	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.2%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.7%
	ENERGY AND UTILITIES — 86.6%
	Alternative Energy — 0.8%
380,000	Algonquin Power & Utilities Corp.	$2,195,746	$2,233,252
100,000	Algonquin Power & Utilities Corp., New York	593,860	586,000
13,000	Brookfield Renewable Corp., Cl. A	291,573	368,940
10,000	Clearway Energy Inc., Cl. C	240,380	246,900
900	Enphase Energy Inc.†	198,298	89,739
22,500	Eos Energy Enterprises Inc.†	178,422	28,575
1,000	First Solar Inc.†	167,503	225,460
10,000	Fluence Energy Inc.†	128,565	173,400
11,500	Landis+Gyr Group AG	708,572	929,267
57,500	NextEra Energy Partners LP	724,151	1,589,300
65,000	Ormat Technologies Inc.	1,618,123	4,660,500
1,500	SolarEdge Technologies Inc.†	257,909	37,890
		7,303,102	11,169,223
	Diversified Industrial — 1.1%
61,900	AZZ Inc.	2,307,243	4,781,775
8,000	Graham Corp.†	69,064	225,280
42,780	ITT Inc.	767,783	5,526,320
246,000	Mueller Water Products
	Inc., Cl. A	990,111	4,408,320
29,500	Park-Ohio Holdings Corp.	554,291	763,755
		4,688,492	15,705,450
	Electric Integrated — 51.3%
229,000	ALLETE Inc.	8,059,602	14,278,150
171,400	Alliant Energy Corp.	3,007,446	8,724,260
477,300	Ameren Corp.	13,634,333	33,940,803
591,800	American Electric Power Co. Inc.	22,439,143	51,924,532
130,000	Avangrid Inc.	4,799,633	4,618,900
291,000	Avista Corp.	7,683,331	10,071,510
424,000	Black Hills Corp.	10,671,632	23,057,120
60,873	CMS Energy Corp.	261,764	3,623,770
386,000	Dominion Energy Inc.	20,255,311	18,914,000
17,700	DTE Energy Co.	1,409,689	1,964,877
250,300	Duke Energy Corp.	12,897,510	25,087,569
303,000	Edison International	10,257,197	21,758,430
11,900	Entergy Corp.	1,195,420	1,273,300
903,307	Evergy Inc.	21,218,461	47,848,172
672,250	Eversource Energy	15,228,758	38,123,297
318,236	Exelon Corp.	7,058,486	11,014,148
313,791	FirstEnergy Corp.	6,803,978	12,008,782
155,000	Fortis Inc.	4,771,153	6,024,158
420,000	Hawaiian Electric Industries Inc.	9,126,415	3,788,400
			Market
Shares		Cost	Value
44,200	IDACORP Inc.	$2,007,752	$4,117,230
197,000	MGE Energy Inc.	4,314,886	14,719,840
1,815,673	NextEra Energy Inc.	23,960,656	128,567,805
260,000	NiSource Inc.	2,319,251	7,490,600
425,000	Northwestern Energy Group Inc.	11,460,726	21,284,000
784,000	OGE Energy Corp.	13,155,619	27,988,800
421,000	Otter Tail Corp.	9,019,755	36,875,390
286,600	PG&E Corp.	2,843,003	5,004,036
312,200	Pinnacle West Capital Corp.	12,734,100	23,845,836
232,023	PNM Resources Inc.	2,312,587	8,575,570
131,050	Portland General Electric Co.	5,713,610	5,666,602
533,492	PPL Corp.	16,316,768	14,751,054
180,050	Public Service Enterprise Group Inc.	5,154,583	13,269,685
408,450	The Southern Co.	14,559,123	31,683,466
50,000	Unitil Corp.	1,433,085	2,589,500
510,400	WEC Energy Group Inc.	12,471,308	40,045,984
389,516	Xcel Energy Inc.	11,441,349	20,804,050
		331,997,423	745,323,626
	Electric Transmission and Distribution — 1.3%
35,700	Consolidated Edison Inc.	1,419,412	3,192,294
75,567	Constellation Energy Corp.	1,961,821	15,133,803
13,000	Sempra	1,075,851	988,780
1,500	The Timken Co.	98,805	120,195
		4,555,889	19,435,072
	Environmental Services — 0.2%
500	Badger Meter Inc.	58,922	93,175
496	Tetra Tech Inc.	40,139	101,422
76,500	Veolia Environnement SA	1,133,762	2,287,421
2,000	Waste Connections Inc.	265,977	350,720
		1,498,800	2,832,738
	Global Utilities — 3.1%
14,100	AES Brasil Energia SA	39,496	28,729
36,000	Chubu Electric Power Co. Inc.	550,541	425,359
20,000	E.ON SE	253,426	262,490
5,000	EDP - Energias de Portugal SA, ADR	134,159	187,950
204,500	Emera Inc.	5,394,230	6,823,892
34,500	Enagas SA	901,749	513,204
100,000	Endesa SA	2,186,478	1,877,911
290,000	Enel SpA	1,536,386	2,016,877
75,000	Equinor ASA	1,693,070	2,135,080
550,000	Hera SpA	1,195,166	1,881,338
18,000	Hokkaido Electric Power Co. Inc.	148,040	133,582
6,600,000	Huaneng Power International Inc., Cl. H†	4,124,137	4,893,553

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
322,000	Iberdrola SA	$2,409,313	$4,177,808
34,000	Iberdrola SA, ADR	978,184	1,778,880
25,000	Italgas SpA	150,554	123,213
188,000	Korea Electric Power Corp., ADR†	2,056,848	1,332,920
50,000	Kyushu Electric Power Co. Inc.	535,840	514,948
183,124	National Grid plc	2,026,741	2,043,101
33,000	National Grid plc, ADR	1,853,272	1,874,400
322,000	Redeia Corp. SA	3,679,069	5,627,885
29,000	Shikoku Electric Power Co. Inc.	398,791	248,741
2,000	Snam SpA	8,967	8,848
13,000	The Chugoku Electric Power Co. Inc.	204,393	85,366
300,000	The Kansai Electric Power Co. Inc.	3,995,759	5,038,225
95,000	Tohoku Electric Power Co. Inc.	1,115,819	857,061
50,000	Tokyo Electric Power Co. Holdings Inc.†	133,511	269,190
		37,703,939	45,160,551
	Merchant Energy — 3.6%
2,981,000	The AES Corp.	30,614,747	52,376,170

	Natural Gas Integrated — 10.4%
485,000	Energy Transfer LP	0	7,866,700
55,500	Hess Corp.	2,773,637	8,187,360
184,500	Kinder Morgan Inc.	2,624,264	3,666,015
1,561,000	National Fuel Gas Co.	71,080,051	84,590,590
478,000	ONEOK Inc.	166,366	38,980,900
365,000	UGI Corp.	7,645,470	8,358,500
		84,289,788	151,650,065
	Natural Gas Utilities — 7.2%
67,400	Atmos Energy Corp.	1,814,053	7,862,210
111,000	CenterPoint Energy Inc.	2,330,237	3,438,780
5,200	Cheniere Energy Inc.	768,451	909,116
31,500	Chesapeake Utilities Corp.	554,527	3,345,300
100,000	Gulf Coast Ultra Deep Royalty Trust†	8,000	1,275
14,000	New Jersey Resources Corp	328,068	598,360
425,000	Northwest Natural Holding Corp.	18,904,924	15,346,750
148,000	ONE Gas Inc.	1,495,026	9,449,800
110,000	RGC Resources Inc.	1,632,946	2,249,500
770,000	Southwest Gas Holdings Inc.	24,944,448	54,192,600
			Market
Shares		Cost	Value
106,500	Spire Inc.	$3,350,633	$6,467,745
		56,131,313	103,861,436
	Natural Resources — 1.9%
18,000	Alliance Resource Partners LP	0	440,280
272,340	Cameco Corp.	3,026,420	13,399,128
33,000	CNX Resources Corp.†	277,403	801,900
3,400	Diamondback Energy Inc.	61,701	680,646
4,300	EOG Resources Inc.	305,585	541,241
200,000	Mueller Industries Inc.	1,764,322	11,388,000
3,450	Occidental Petroleum Corp.	217,370	217,454
		5,652,801	27,468,649
	Oil — 0.3%
30,000	APA Corp.	975,693	883,200
20,000	BP plc, ADR	650,820	722,000
300	Chevron Corp.	48,214	46,926
37,000	Devon Energy Corp.	337,599	1,753,800
40,000	PrairieSky Royalty Ltd.	674,680	760,206
		2,687,006	4,166,132
	Services — 1.8%
99,000	Dril-Quip Inc.†	2,277,864	1,841,400
553,500	Enbridge Inc.	12,078,611	19,699,065
19,785	Halliburton Co.	375,296	668,338
93,500	MDU Resources Group Inc.	1,704,236	2,346,850
6,970	Oceaneering International Inc.†	150,210	164,910
21,500	RPC Inc.	192,102	134,375
26,000	Schlumberger NV	975,902	1,226,680
10,000	Secure Energy Services Inc.	85,804	88,520
		17,840,025	26,170,138
	Water — 3.6%
8,000	American States Water Co.	110,252	580,560
98,000	American Water Works Co. Inc.	2,108,446	12,657,680
5,000	California Water Service Group	90,622	242,450
7,997	Consolidated Water Co. Ltd.	76,335	212,240
441,750	Essential Utilities Inc.	7,162,151	16,490,528
8,250	Middlesex Water Co.	136,951	431,145
423,000	Severn Trent plc	10,535,740	12,726,200
86,255	SJW Group	1,968,380	4,676,746
86,743	The York Water Co.	1,201,089	3,217,298
54,000	United Utilities Group plc, ADR	1,456,223	1,357,020
		24,846,189	52,591,867

	TOTAL ENERGY AND UTILITIES	609,809,514	1,257,911,117

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS — 8.3%
	Business Services — 0.1%
560,000	Clear Channel Outdoor Holdings Inc.†	$668,522	$789,600

	Cable and Satellite — 1.9%
5,000	Altice USA Inc., Cl. A†	16,147	10,200
16,500	Charter Communications Inc., Cl. A†	915,013	4,932,840
27,500	Cogeco Communications Inc.	823,192	1,037,042
75,000	Cogeco Inc.	1,876,853	2,642,447
6,500	Comcast Corp., Cl. A	65,095	254,540
50,000	EchoStar Corp., Cl. A†	728,603	890,500
4,500	Liberty Broadband Corp., Cl. C†	504,627	246,690
265,000	Liberty Global Ltd., Cl. A†	3,659,041	4,618,950
382,000	Liberty Global Ltd., Cl. C†	5,668,435	6,818,700
190,000	Liberty Latin America Ltd., Cl. A†	1,909,344	1,825,900
61,483	Liberty Latin America Ltd., Cl. C†	578,745	591,467
89,000	Rogers Communications Inc., Cl. B	2,410,822	3,291,220
38,000	TBS Holdings Inc.	500,062	957,499
		19,655,979	28,117,995

	Telecommunications — 5.5%
41,500	America Movil SAB de CV, ADR	514,706	705,500
478,500	BCE Inc.	12,744,274	15,489,045
500,000	Deutsche Telekom AG, ADR	6,108,747	12,595,000
250,000	Eurotelesites AG†	1,148,400	979,919
10,000	GCI Liberty Inc., Escrow†	0	0
1,448,000	Koninklijke KPN NV	4,219,107	5,551,634
13,000,000	Nippon Telegraph & Telephone Corp.	6,386,303	12,265,523
18,000	Orange Belgium SA†	365,729	288,000
270,000	Orascom Investment Holding, GDR†(a)	225,976	3,780
225,000	Pharol SGPS SA†	147,182	10,651
21,000	PLDT Inc., ADR	750,007	515,760
56,800	Proximus SA	1,038,195	453,183
1,450,000	Singapore Telecommunications Ltd.	3,562,397	2,940,634
100,000	Swisscom AG, ADR	3,575,101	5,645,000
20,000	Tele2 AB, Cl. B	239,402	201,340
180,000	Telefonica Brasil SA, ADR	2,743,225	1,477,800
235,000	Telefonica SA, ADR	1,775,645	989,350
1,000,000	Telekom Austria AG	7,767,364	9,981,254
			Market
Shares		Cost	Value
316,000	Telephone and Data Systems Inc.	$6,826,250	$6,550,680
118,000	Telesat Corp.†	1,463,394	1,073,800
10,000	TELUS Corp.	190,793	151,383
34,000	TIM SA, ADR	527,009	486,880
18,100	VEON Ltd., ADR†	329,462	469,514
16,200	Verizon Communications Inc.	414,672	668,088
		63,063,340	79,493,718
	Wireless Communications — 0.8%
20,500	Anterix Inc.†	687,726	811,595
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	25
5,000	Millicom International Cellular SA†	64,631	122,750
37,957	Millicom International Cellular SA, SDR†	993,812	923,946
60,000	Operadora De Sites Mexicanos SAB de CV	71,783	54,146
68,500	SK Telecom Co. Ltd., ADR	1,882,545	1,433,705
400	SmarTone Telecommunications Holdings Ltd.	207	186
290,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,352,205	2,198,200
100,000	United States Cellular Corp.†	3,502,443	5,582,000
77,000	Vodafone Group plc, ADR	951,642	682,990
		10,507,013	11,809,543
	TOTAL COMMUNICATIONS	93,894,854	120,210,856
	OTHER — 4.8%
	Aerospace — 0.5%
4,200	Allient Inc.	137,943	106,134
1,150,000	Rolls-Royce Holdings plc†	1,887,429	6,640,570
		2,025,372	6,746,704
	Building and Construction — 0.3%
10,000	Acciona SA	873,904	1,181,258
6,000	Arcosa Inc.	265,527	500,460
1,500	H&E Equipment Services Inc.	44,650	66,255
28,000	Johnson Controls International plc	675,585	1,861,160
9,000	Knife River Corp.†	247,130	631,260
		2,106,796	4,240,393
	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	103,353	204,170

	Diversified Industrial — 0.2%
1,210	Alstom SA	34,387	20,345

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial (Continued)
50,000	Bouygues SA	$1,651,608	$1,604,818
4,205	L.B. Foster Co., Cl. A†	49,913	90,492
1,000	Matthews International Corp., Cl. A	35,175	25,050
112,000	Twin Disc Inc.	1,263,494	1,319,360
		3,034,577	3,060,065
	Electronics — 0.7%
30,000	Corning Inc.	334,794	1,165,500
3,000	Keysight Technologies Inc.†	262,500	410,250
1,130	Resideo Technologies Inc.†	19,767	22,103
300	Roper Technologies Inc.	75,135	169,098
93,200	Sony Group Corp., ADR	1,512,962	7,917,340
		2,205,158	9,684,291
	Entertainment — 0.0%
80,000	Grupo Televisa SAB, ADR	460,600	221,600
30,000	Ollamani SAB†	56,060	68,363
		516,660	289,963
	Financial Services — 0.0%
70,000	Kinnevik AB, Cl. A	1,239,848	580,526
1,500,000	Orascom Financial Holding SAE†	226,100	9,369
		1,465,948	589,895
	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	306,172

	Machinery — 1.4%
67,400	Astec Industries Inc.	2,214,806	1,999,084
87,800	Flowserve Corp.	2,715,258	4,223,180
43,000	The Gorman-Rupp Co.	972,692	1,578,530
500	Valmont Industries Inc.	105,007	137,225
85,500	Xylem Inc.	2,046,895	11,596,365
		8,054,658	19,534,384
	Metals and Mining — 0.4%
55,000	Freeport-McMoRan Inc.	529,505	2,673,000
14,200	Vulcan Materials Co.	620,804	3,531,256
		1,150,309	6,204,256
	Specialty Chemicals — 0.0%
1,500	Air Products and Chemicals Inc.	398,871	387,075

	Transportation — 1.3%
137,000	GATX Corp.	3,606,830	18,133,320
	TOTAL OTHER	24,930,488	69,380,688
	TOTAL COMMON STOCKS	728,634,856	1,447,502,661
			Market
Shares		Cost	Value
	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	$0	$101,000

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
21,000	ABIOMED Inc., CVR†	0	36,750

	WARRANTS — 0.0%
	OTHER — 0.0%
	Diversified Industrial — 0.0%
428,750	SDCL EDGE Acquisition Corp., expire 12/31/28†	154,487	94,325

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$2,230,000	U.S. Treasury Bills,
	5.283% to 5.294%††,
	09/19/24 to 09/26/24	2,202,600	2,202,603

	TOTAL INVESTMENTS — 99.8%	$730,991,943	1,449,937,339

	Other Assets and Liabilities (Net) — 0.2%		2,250,263

	NET ASSETS — 100.0%		$1,452,187,602

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $730,991,943)	$1,449,937,339
Cash	28,603
Foreign currency, at value (cost $75,233)	74,740
Receivable for Fund shares sold	26,999,511
Receivable for investments sold	536,907
Dividends and interest receivable	3,853,490
Prepaid expenses	17,154
Total Assets	1,481,447,744
Liabilities:
Payable for Fund shares redeemed	26,263,624
Payable for investment advisory fees	1,220,292
Payable for distribution fees	323,883
Payable for accounting fees	7,500
Other accrued expenses	1,444,843
Total Liabilities	29,260,142
Net Assets
(applicable to 269,171,605 shares outstanding)	$1,452,187,602
Net Assets Consist of:
Paid-in capital	$799,631,655
Total distributable earnings	652,555,947
Net Assets	$1,452,187,602

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($203,514,857 ÷ 39,742,227 shares outstanding)	$5.12
Class A:
Net Asset Value and redemption price per share ($796,230,249 ÷ 150,469,467 shares outstanding)	$5.29
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.61
Class C:
Net Asset Value and offering price per share ($128,937,572 ÷ 22,775,031 shares outstanding)	$5.66	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($323,504,924 ÷ 56,184,880 shares outstanding)	$5.76

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $659,424)	$26,241,120
Interest	71,651
Total Investment Income	26,312,771
Expenses:
Investment advisory fees	7,382,681
Distribution fees - Class AAA	282,212
Distribution fees - Class A	1,002,088
Distribution fees - Class C	398,733
Distribution fees - Class C1	348,844
Shareholder services fees	610,867
Shareholder communications expenses	187,980
Custodian fees	83,097
Registration expenses	55,282
Trustees’ fees	54,000
Interest expense	46,592
Legal and audit fees	42,780
Accounting fees	22,500
Miscellaneous expenses	57,577
Total Expenses	10,575,233
Less:
Expenses paid indirectly by broker (See Note 6)	(12,379)
Net Expenses	10,562,854
Net Investment Income	15,749,917
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	60,913,692
Net realized loss on foreign currency transactions	(29,027)

Net realized gain on investments and foreign currency transactions	60,884,665
Net change in unrealized appreciation/depreciation:
on investments	(12,150,665)
on foreign currency translations	(20,528)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(12,171,193)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	48,713,472
Net Increase in Net Assets Resulting from Operations	$64,463,389

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Operations:
Net investment income	$15,749,917	$32,910,364
Net realized gain on investments and foreign currency transactions	60,884,665	55,122,370
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(12,171,193)	(220,017,530)
Net Increase/(Decrease) in Net Assets Resulting from Operations	64,463,389	(131,984,796)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(19,106,125)*	(11,500,010)
Class A	(65,591,506)*	(40,178,802)
Class C	(7,535,094)*	(426,715)
Class C1**	(10,807,951)	(21,941,677)
Class I	(22,562,383)*	(14,814,446)
	(125,603,059)	(88,861,650)
Return of capital
Class AAA	—	(26,888,561)
Class A	—	(94,864,495)
Class C	—	(1,355,087)
Class C1**	—	(53,296,088)
Class I	—	(32,735,308)
	—	(209,139,539)
Total Distributions to Shareholders	(125,603,059)	(298,001,189)

Shares of Beneficial Interest Transactions:
Class AAA	(16,585,960)	7,431,120
Class A	7,382,539	15,157,244
Class C	(40,900,127)	12,809,796
Class C1**	—	(29,924,536)
Class I	20,248,232	20,898,005

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(29,855,316)	26,371,629

Redemption Fees	461	14,065

Net Decrease in Net Assets	(90,994,525)	(403,600,291)
Net Assets:
Beginning of year	1,543,182,127	1,946,782,418
End of period	$1,452,187,602	$1,543,182,127

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

**	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$5.33	$0.06	$0.17	$0.23	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.12	4.59%	$203,515	2.18	%(e)	1.40	%(e)	0	%(f)
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94		1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47		1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76		1.36	(g)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63		1.37	(g)	2
2019	8.20	0.13	1.36	1.49	(0.11)	(0.05)	(0.69)	(0.85)	0.00	8.84	18.75	319,670	1.52		1.37		3
Class A
2024(d)	$5.49	$0.06	$0.18	$0.24	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.29	4.64%	$796,230	2.17	%(e)	1.40	%(e)	0	%(f)
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94		1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47		1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76		1.36	(g)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64		1.37	(g)	2
2019	8.35	0.14	1.37	1.51	(0.11)	(0.05)	(0.69)	(0.85)	0.00	9.01	18.66	990,134	1.53		1.37		3
Class C
2024(d)	$5.87	$0.08	$0.15	$0.23	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.66	1.21%	$128,938	2.55	%(e)	1.28	%(e)	0	%(f)
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34		2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97	(e)	2.21	(e)	2
Class C1**
2023	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%		2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71		2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00		2.11	(g)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86		2.12	(g)	2
2019	5.57	0.04	0.90	0.94	(0.08)	(0.05)	(0.72)	(0.85)	0.00	5.66	17.67	614,757	0.76		2.12		3
Class I
2024(d)	$5.93	$0.07	$0.20	$0.27	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.76	4.81%	$323,505	2.41	%(e)	1.15	%(e)	0	%(f)
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20		1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73		1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01		1.11	(g)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88		1.12	(g)	2
2019	8.64	0.17	1.42	1.59	(0.14)	(0.05)	(0.66)	(0.85)	0.00	9.38	18.97	365,519	1.78		1.12		3

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

**	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.

(d)	For the six months ended June 30, 2024, unaudited.

(e)	Annualized.

(f)	Amount represents less than 0.5%.

(g)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 31, 1999.

The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Telecommunications	$79,489,938	$0	$3,780	$79,493,718
Other Industries (b)	40,717,138	—	—	40,717,138
Energy and Utilities
Natural Gas Utilities	103,860,161	1,275	—	103,861,436
Other Industries (b)	1,154,049,681	—	—	1,154,049,681
Other (b)	69,380,688	—	—	69,380,688
Total Common Stocks	1,447,497,606	1,275	3,780	1,447,502,661
Closed-End Funds	—	101,000	—	101,000
Rights (b)	—	36,750	—	36,750
Warrants (b)	94,325	—	—	94,325
U.S. Government Obligations	—	2,202,603	—	2,202,603
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,447,591,931	$2,341,628	$3,780	$1,449,937,339

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2024, the Fund did not have material transfers into or out of Level 3. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$35,478,941
Long term capital gains	53,382,709
Return of capital	209,139,539
Total distributions paid	$298,001,189

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$737,854,360	$742,083,555	$(30,000,576)	$712,082,979

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $4,941,147 and $139,047,826, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $16,850 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $237,350 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $12,379.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 78 days of borrowings during the six months ended June 30, 2024 was $3,460,590 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the six months ended June 30, 2024 was $9,071,000.

8.  Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Effective August 31, 2022 (the Effective Date), the Fund’s Class C1 shares were “closed to purchases from new investors”. “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

shares of the Fund as described in the Fund’s Prospectus. On March 25, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the fund equal to the aggregate value of each shareholder's Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,804,837	$14,613,446	5,400,339	$32,378,422
Shares issued upon reinvestment of distributions	3,406,424	17,493,612	6,127,371	35,275,608
Shares redeemed	(9,453,702)	(48,693,018)	(10,392,803)	(60,222,910)
Net increase/(decrease)	(3,242,441)	$(16,585,960)	1,134,907	$7,431,120

Class A
Shares sold	11,145,870	$60,051,813	20,599,188	$126,247,629
Shares issued upon reinvestment of distributions	11,586,926	61,433,215	21,307,985	126,303,981
Shares redeemed	(21,316,403)	(114,102,489)	(40,062,714)	(237,394,366)
Net increase	1,416,393	$7,382,539	1,844,459	$15,157,244

Class C
Shares sold	24,481,145	$140,555,266	2,169,965	$14,019,790
Shares issued upon reinvestment of distributions	6,802,287	17,747,730	281,469	1,741,306
Shares redeemed	(92,023,949)	(199,203,122)	(476,771)	(2,951,300)
Shares issued from conversion	23,208,857	133,309,497	—	—
Net increase/(decrease)	(37,531,660)	$92,409,371	1,974,663	$12,809,796

Class C1**
Shares issued upon reinvestment of distributions	—	—	29,702,788	$73,450,718
Shares redeemed	—	—	(41,136,579)	(103,375,254)
Shares converted and exchanged	(69,306,822)	$(133,309,497)	—	—
Net decrease	(69,306,822)	$(133,309,497)	(11,433,791)	$(29,924,536)

Class I
Shares sold	10,855,375	$63,165,497	12,083,624	$79,157,499
Shares issued upon reinvestment of distributions	3,762,370	21,627,506	7,266,148	46,221,323
Shares redeemed	(11,136,741)	(64,544,771)	(16,337,529)	(104,480,817)
Net increase	3,481,004	$20,248,232	3,012,243	$20,898,005

**       On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$5.33	$0.06	$0.17	$0.23	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.12	4.59%	$203,515	2.18	%(e)	1.40	%(e)	0	%(f)
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94		1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47		1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76		1.36	(g)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63		1.37	(g)	2
2019	8.20	0.13	1.36	1.49	(0.11)	(0.05)	(0.69)	(0.85)	0.00	8.84	18.75	319,670	1.52		1.37		3
Class A
2024(d)	$5.49	$0.06	$0.18	$0.24	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.29	4.64%	$796,230	2.17	%(e)	1.40	%(e)	0	%(f)
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94		1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47		1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76		1.36	(g)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64		1.37	(g)	2
2019	8.35	0.14	1.37	1.51	(0.11)	(0.05)	(0.69)	(0.85)	0.00	9.01	18.66	990,134	1.53		1.37		3
Class C
2024(d)	$5.87	$0.08	$0.15	$0.23	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.66	1.21%	$128,938	2.55	%(e)	1.28	%(e)	0	%(f)
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34		2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97	(e)	2.21	(e)	2
Class C1**
2023	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%		2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71		2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00		2.11	(g)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86		2.12	(g)	2
2019	5.57	0.04	0.90	0.94	(0.08)	(0.05)	(0.72)	(0.85)	0.00	5.66	17.67	614,757	0.76		2.12		3
Class I
2024(d)	$5.93	$0.07	$0.20	$0.27	$(0.44)*	$—	$—	$(0.44)	$0.00	$5.76	4.81%	$323,505	2.41	%(e)	1.15	%(e)	0	%(f)
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20		1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73		1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01		1.11	(g)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88		1.12	(g)	2
2019	8.64	0.17	1.42	1.59	(0.14)	(0.05)	(0.66)	(0.85)	0.00	9.38	18.97	365,519	1.78		1.12		3

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

**	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.

(d)	For the six months ended June 30, 2024, unaudited.

(e)	Annualized.

(f)	Amount represents less than 0.5%.

(g)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita	$13,500
Vincent D. Enright	$14,500
Mary E. Hauck	$13,000
Werner J. Roeder	$13,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2024, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2023) of the Fund against a peer group of six other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one-year period and the fourth quartile for the three-, five-, and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one-year period, and the fifth quintile for the three-, five-, and ten-year periods. The Independent Board Members discussed this performance and compared it on a relative basis to the previous year, noting that based on some metrics performance had not improved since the previous year. The Independent Board Members discussed their views on the Fund’s performance, and noted that absolute performance appears to be within the range of reason, and discussed how performance can vary from year to year, but that short term variations in performance in the context of a long-term investment program were less concerning. The Independent Board Members also reviewed the portfolio commentary and outlook provided by the Adviser at the Meeting, noting the particular challenges for the industry as the explanation for the Fund’s underperformance for some periods, the Adviser’s approach to the portfolio on a going-forward basis and its anticipated outlook for the utilities industry.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the six other utility funds in the Adviser Peer Group, and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were generally above average within the peer groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate overall performance record, particularly in light of the factors previously discussed and the Adviser’s outlook for and going-forward approach for the Fund and its portfolio. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.